Capital Ratios	12 Months Ended
Dec. 31, 2018
Capital [Abstract]
Capital Ratios
Capital Ratios
Financial institution regulators have established guidelines for minimum capital ratios for banks, thrifts and bank holding companies. During the first quarter of 2015, Park adopted the Basel III regulatory capital framework as approved by the federal banking agencies. The adoption of this framework modified the calculation of the various capital ratios, added an additional ratio, common equity tier 1, and revised the adequately and well-capitalized thresholds under the prompt corrective action regulations applicable to PNB. Additionally, under this framework, in order to avoid limitations on capital distributions, including dividend payments and stock repurchases, Park must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer began to phase in starting on January 1, 2016 at 0.625% and effective January 1, 2019, was fully phased in at 2.50%. The capital conservation buffer was 1.875% for 2018 and 1.25% for 2017. The amounts shown below as the adequately capitalized ratio plus capital conservation buffer includes the fully phased-in 2.50% buffer. The Federal Reserve Board also adopted requirements Park must maintain to be deemed "well-capitalized" and to remain a financial holding company.

Each of PNB and Park met each of the well-capitalized ratio guidelines applicable to it at December 31, 2018. The following table indicates the capital ratios for PNB and Park at December 31, 2018 and 2017.

	As of December 31, 2018
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
PNB	8.29%	11.01%	11.01%	12.30%
Park	10.04%	13.30%	13.04%	14.19%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

	As of December 31, 2017
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
PNB	7.36%	10.35%	10.35%	11.60%
Park	9.44%	13.22%	12.94%	14.14%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well-Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2018
Total Risk-Based Capital (to risk-weighted assets)
PNB	$709,101	12.30%	$461,293	8.00%	$576,617	10.00%
Park	826,006	14.19%	465,732	8.00%	582,166	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$634,909	11.01%	$345,970	6.00%	$461,293	8.00%
Park	774,369	13.30%	349,299	6.00%	349,299	6.00%
Leverage Ratio (to average total assets)
PNB	$634,909	8.29%	$306,485	4.00%	$383,106	5.00%
Park	774,369	10.04%	308,397	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$634,909	11.01%	$259,478	4.50%	$374,801	6.50%
Park	759,369	13.04%	261,975	4.50%	N/A	N/A

At December 31, 2017
Total Risk-Based Capital (to risk-weighted assets)
PNB	$628,440	11.60%	$433,406	8.00%	$541,757	10.00%
Park	775,867	14.14%	438,981	8.00%	548,726	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$560,530	10.35%	$325,054	6.00%	$433,406	8.00%
Park	725,221	13.22%	329,235	6.00%	329,235	6.00%
Leverage Ratio (to average total assets)
PNB	$560,530	7.36%	$304,722	4.00%	$380,903	5.00%
Park	725,221	9.44%	307,441	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	560,530	10.35%	243,791	4.50%	352,142	6.50%
Park	710,221	12.94%	246,927	4.50%	N/A	N/A